Shares - Dividends (Details) - CAD CAD / shares in Units, CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Equity [Abstract]
Annual aggregate dividend (in CAD per share)	CAD 0.08
Quarterly dividends paid (CAD per share)	0.02000	CAD 0.02
Dividends paid (in CAD per share)	CAD 0.08	CAD 0.08
Dividends payable	CAD 510	CAD 569